Loans payable (Details Textuals 4) (USD $)			1 Months Ended		6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 20, 2010 Construction Loan facility	Dec. 23, 2011 Term Loan	Jun. 30, 2012 Term Loan	Jun. 30, 2012 Term Loan Interest rate swap contracts	Jun. 30, 2012 Kingman credit agreement		Dec. 31, 2011 Kingman credit agreement		Jun. 30, 2012 Deferred financing		Dec. 31, 2011 Deferred financing
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 16,000,000	$ 16,000,000
Description of variable rate basis			Adjusted Eurodollar rate
Applicable margin			3.25%
Increase in applicable margin each three-year anniversary of the conversion date				0.0025
Maturity period from the conversion date				7 years
Amortization period				18 years	18 years
First distribution from restricted escrow account							300,000
Number of consecutive derivative contracts to fix average interest rate						2
Average interest rate on term conversion						6.78%
Average interest rate on latter half, ending July 29, 2029						6.73%
Loan payable	$ 322,187,396	$ 317,949,125					$ 15,447,222	[1]	$ 16,000,000	[1]	$ 15,488,574	[2]	$ 15,488,574	[3]
Debt instrument, interest rate, stated percentage											10.00%

[1]	On December 20, 2010, the Company signed a credit agreement with Keybank National Association ("Keybank"). Under the agreement, Keybank provided the Company with a Construction Loan facility of up to $16,000,000. The proceeds from the loan are to be used solely to pay construction costs related to the Kingman project. Interest is paid at a rate per annum equal to the adjusted Eurodollar rate in effect and the applicable margin of 3.25%. On December 23, 2011, the Construction Loan Facility was converted to a $16,000,000 Term Loan. As of the date of conversion, the applicable margin with respect of the Base Rate and Eurodollar Loans will increase by 0.25% on each three-year anniversary of the conversion date until final maturity date. The maturity date of the Term loan is 7 years from the conversion date and the loan will be amortized over 18 years. The funds from operations are held in restricted escrow accounts. On a monthly basis, the Company applies for funds to be released from the escrow accounts to pay for specified operations costs and debt service payments. In order to make distributions from these restricted escrow accounts, the Company must, among other requirements, maintain a minimum debt service coverage ratio. Distribution dates are semi-annual on June 30 and December 31. As at June 30, 2012, the Company was in compliance with its Kingman credit agreement covenants and made its first distribution of $300,000. The loans are secured by a first lien on all of the assets of the Company. In connection with the Term loan, the Company entered into two consecutive interest rate swap contracts with Keybank that fix the average interest rate for the term loan to 6.78% per annum, commencing on term conversion, and at 6.73% per annum on the latter half, ending July 29, 2029 (Note 13).
[2]	On July 9, 2012, the Company was awarded $78,334,713 in tax free cash grant under the US internal Revenue Code Section 1603 in connection with its 120MW Windstar project, (Note 22). The funds were subsequently received on July 16, 2012, and applied as follows: $55,000,000 used to repay the Windstar bridge financing loan (Note 12(b)); $13,933,897 used to repay deferred financing costs net of liquidated damages (Note 12(c)); $5,248,127 used to fund the debt service reserve account, and; $4,710,468 was set aside for the ongoing arbitration between the Company and its deferred financing vendor (Note 23).
[3]	The Company has entered into $15,488,574 of deferred financing with one of its project vendors. The Company has until the earlier of the receipt of the U.S. Department of Energy cash grant or 90 days after the initial operations date to repay the deferred financing balance, at which time the full balance will begin to accrue interest at 10% per annum, until repaid. Loan repayments were subsequently made on July 16, 2012 (Note 22).